INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Legal life of patents	20 years		20 years
Amortization expense	$ 3,715	$ 3,715	$ 14,861	$ 14,861
Expense for abandoned patents